INVENTORIES (Details) - Schedule of Inventory, Current - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Inventory, Current [Abstract]
Raw materials	$ 50,736	$ 52,363	$ 0
Finished goods (isolates, tinctures and capsules)	9,330	10,722	0
	$ 60,066	$ 63,085	$ 0